Net Investment in Operating Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases, Operating [Abstract]
Net investment in operating leases [Table Text Block]
Net investment in operating leases at December 31 was as follows (in millions):

	2018	2019
Vehicles, at cost (a)	$33,593	$33,431
Accumulated depreciation	(6,144)	(5,772)
Net investment in operating leases	$27,449	$27,659
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(a)
Includes interest supplements and residual support payments we receive on certain leasing transactions under agreements with Ford and affiliated companies, and other vehicle acquisition costs. We recognize these upfront collections from Ford and other vehicle acquisition costs as part of Net investment in operating leases, which are amortized to Depreciation on vehicles subject to operating leases over the term of the lease contract.

Schedule of Minimum Payments Receivable on Operating Leases [Table Text Block]
The amounts contractually due for minimum rentals on operating leases at December 31, 2018 were as follows (in millions):

	2019	2020	2021	2022	2023	Total
Minimum rentals on operating leases	$4,708	$2,929	$1,083	$83	$6	$8,809

Lessor, Operating Lease, Payments to be Received, Maturity [Table Text Block]	The amounts contractually due on our operating leases at December 31, 2019 were as follows (in millions):

	2020	2021	2022	2023	2024	Total
Operating lease payments	$4,706	$2,898	$1,011	$78	$5	$8,698